SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
		May 25, 2016	May 19, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 03, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized ordinary shares			1,818,182	20,000,000			20,000,000
Offering price per share		$ 11.00	$ 11.00
Shares issued		2,090,909
Aggregate purchase price		$ 21,300	$ 20,000	$ 1,700
Stock issuance costs		$ 1,700	$ 1,500
Options exercisable period			30 days
Purchase of additional ordinary shares		272,727	272,727
Compensation cost				687	$ 786
Unrecognized balance of compensation expenses				$ 2,185
Weighted average period over which total unrecognized cost related to non-vested share based compensation expected to be recognized				1 year 3 months 26 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised				257,511
Granted	[1]			$ 11.29
Weighted average fair value of awards granted				$ 5.28
Risk-free interest rates. Minimum				1.05%
Risk-free interest rates, Maximum				1.39%
Expected volatility, Minimum				56.70%
Expected volatility, Maximum				59.40%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term				3 years 7 months 21 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term				4 years 11 months 19 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of awards granted				$ 12.55
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares reserved before increment						750,000
Number of outstanding shares reserved						1,250,000

[1]	The fair value of the options granted during the six months period ended June 30, 2016 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.05% - 1.39% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 56.7% - 59.4% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.64 - 4.97 years which is generated by running Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.